Document and Entity Information	Aug. 08, 2022
Details
Registrant CIK	0001360442
Registrant Name	Cannabis Sativa, Inc.
SEC Form	8-K
Period End date	Aug. 08, 2022
Tax Identification Number (TIN)	20-1898270
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-53571
Entity Address, Address Line One	PO Box 1602
Entity Address, City or Town	Mesquite
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89024
City Area Code	702
Local Phone Number	763-3123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false